Subsequent Events (Details Narrative)	Jan. 15, 2020
Subsequent Event [Member] | Merger Agreement [Member]
Owning percentage discription	Upon closing, on a pro forma basis and based upon the number of shares of Ritter common stock expected to be issued in the merger, the pre-merger Ritter securityholders are expected to own approximately 7.5% of the combined company, on a fully diluted basis, and the pre-merger Qualigen securityholders are expected to own approximately 92.5% of the combined company, on a fully diluted basis.